Property, Plant and Equipment - Summary of detailed information about property plant and equipment (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 67,131
Ending balance	90,078	$ 67,131
Carrying amount	90,078	67,131	$ 111,357
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	0	0	376
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	90,078	67,131	$ 110,981
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,195,458
Additions	12,848
Additions from acquisition of subsidiaries (Note 34)	138,647
Disposal of subsidiaries	(4,195,458)
Exchange realignment	411
Ending balance	151,906	4,195,458
Cost [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,090
Additions	0
Additions from acquisition of subsidiaries (Note 34)	0
Disposal of subsidiaries	(11,090)
Exchange realignment	0
Ending balance	0	11,090
Cost [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,184,368
Additions	12,848
Additions from acquisition of subsidiaries (Note 34)	138,647
Disposal of subsidiaries	(4,184,368)
Exchange realignment	411
Ending balance	151,906	4,184,368
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,128,327)	(4,084,101)
Charge for the year	(96,115)	(44,226)
Disposal of subsidiaries	4,162,924
Exchange realignment	(310)
Ending balance	(61,828)	(4,128,327)
Accumulated depreciation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,090)	(10,714)
Charge for the year	0	(376)
Disposal of subsidiaries	11,090
Exchange realignment	0
Ending balance	0	(11,090)
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,117,237)	(4,073,387)
Charge for the year	(96,115)	(43,850)
Disposal of subsidiaries	4,151,834
Exchange realignment	(310)
Ending balance	$ (61,828)	$ (4,117,237)